Revenue - Summary Of Disaggregation Of Revenue Based On Method Of Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,007	$ 549
Recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,007	3
Recognized over time
Disaggregation of Revenue [Line Items]
Total revenue		$ 546